Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2011
Prospectus Date	rr_ProspectusDate	Aug 1, 2011

Legg Mason Target Retirement 2015
Legg Mason Target Retirement 2015
Investment objectives
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
From the date of this Prospectus until five years after the fund's target retirement date of 2015 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Target Retirement 2015 (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none	none
Small account fee ( $)	[2]	15		15	none	none	none	none	none
[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2015		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		5.77%	5.61%	5.60%	5.61%	5.61%	[1]	5.68%	5.60%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	6.71%	7.30%	6.54%	6.80%	7.30%		6.37%	6.29%
Fees waived and/or expenses reimbursed	[3]	(5.56%)	(5.40%)	(5.39%)	(5.40%)	(5.40%)		(5.52%)	(5.54%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2015 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,976	3,223	6,159
Class C	293	1,664	3,068	6,305
Class FI	117	1,455	2,751	5,822
Class R	143	1,527	2,861	5,993
Class R1	193	1,664	3,068	6,305
Class I	87	1,396	2,669	5,703
Class IS	77	1,372	2,634	5,649

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2015 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,976	3,223	6,159
Class C	193	1,664	3,068	6,305
Class FI	117	1,455	2,751	5,822
Class R	143	1,527	2,861	5,993
Class R1	193	1,664	3,068	6,305
Class I	87	1,396	2,669	5,703
Class IS	77	1,372	2,634	5,649

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income, inflation-hedging and short-term defensive instruments—and investment styles. The fund is designed for investors expecting to retire around 2015. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2015, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, the subadviser, in its discretion, may adjust the fund's asset mix as often as daily and may vary the fund's allocation substantially from the Target Allocation. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation- Hedging Funds
Target Retirement 2015	58%	37%	5%

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2030, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

As of the date of this Prospectus, the fund currently is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets. The subadviser will revert to managing the fund according to the Target Allocation at the end of the Dynamic Rebalancing Period after December 31, 2019.

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2030. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 24.19% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 22.76% Russell 1000 Index, 22.24% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 4.54% MSCI Emerging Markets Index and 1.27% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 18.05 Worst quarter (03/31/2009): (10.54) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.75
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2015	1 year	Since inception	Inception date
Class C	12.11%	3.75%	Aug 29, 2008
Class C Return after taxes on distributions	11.53%	2.92%
Class C Return after taxes on distributions and sale of fund shares	7.87%	2.68%
Class A	7.46%	1.91%	Aug 29, 2008
Class FI	13.97%	4.54%	Aug 29, 2008
Class R	13.67%	4.27%	Aug 29, 2008
Class I	14.28%	4.84%	Aug 29, 2008
Dow Jones Target 2015 Index (reflects no deduction for fees, expenses or taxes)	10.94%	5.36%
Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses or taxes)	12.06%	4.68%

Prior to the date of this Prospectus, the fund had different investment objectives and investment strategies. The fund's historical performance is based on the fund's former investment objectives and strategies.

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Legg Mason Target Retirement 2015 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.77%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.71%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.56%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,976
5 years	rr_ExpenseExampleYear05	3,223
10 years	rr_ExpenseExampleYear10	6,159
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,976
5 years	rr_ExpenseExampleNoRedemptionYear05	3,223
10 years	rr_ExpenseExampleNoRedemptionYear10	6,159
1 year	rr_AverageAnnualReturnYear01	7.46%
Since inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2015 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.61%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.30%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.40%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,664
5 years	rr_ExpenseExampleYear05	3,068
10 years	rr_ExpenseExampleYear10	6,305
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,664
5 years	rr_ExpenseExampleNoRedemptionYear05	3,068
10 years	rr_ExpenseExampleNoRedemptionYear10	6,305
Annual Return 2009	rr_AnnualReturn2009	25.96%
Annual Return 2010	rr_AnnualReturn2010	13.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.54%)
1 year	rr_AverageAnnualReturnYear01	12.11%
Since inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2015 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.53%
Since inception	rr_AverageAnnualReturnSinceInception	2.92%
Legg Mason Target Retirement 2015 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.87%
Since inception	rr_AverageAnnualReturnSinceInception	2.68%
Legg Mason Target Retirement 2015 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.60%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.54%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.39%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,455
5 years	rr_ExpenseExampleYear05	2,751
10 years	rr_ExpenseExampleYear10	5,822
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,455
5 years	rr_ExpenseExampleNoRedemptionYear05	2,751
10 years	rr_ExpenseExampleNoRedemptionYear10	5,822
1 year	rr_AverageAnnualReturnYear01	13.97%
Since inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2015 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	5.61%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.80%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.40%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[4]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,527
5 years	rr_ExpenseExampleYear05	2,861
10 years	rr_ExpenseExampleYear10	5,993
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,527
5 years	rr_ExpenseExampleNoRedemptionYear05	2,861
10 years	rr_ExpenseExampleNoRedemptionYear10	5,993
1 year	rr_AverageAnnualReturnYear01	13.67%
Since inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2015 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.61%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.30%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.40%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,664
5 years	rr_ExpenseExampleYear05	3,068
10 years	rr_ExpenseExampleYear10	6,305
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,664
5 years	rr_ExpenseExampleNoRedemptionYear05	3,068
10 years	rr_ExpenseExampleNoRedemptionYear10	6,305
Legg Mason Target Retirement 2015 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.68%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.37%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.52%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[4]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,396
5 years	rr_ExpenseExampleYear05	2,669
10 years	rr_ExpenseExampleYear10	5,703
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,396
5 years	rr_ExpenseExampleNoRedemptionYear05	2,669
10 years	rr_ExpenseExampleNoRedemptionYear10	5,703
1 year	rr_AverageAnnualReturnYear01	14.28%
Since inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2015 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.60%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.29%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.54%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[4]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,372
5 years	rr_ExpenseExampleYear05	2,634
10 years	rr_ExpenseExampleYear10	5,649
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,372
5 years	rr_ExpenseExampleNoRedemptionYear05	2,634
10 years	rr_ExpenseExampleNoRedemptionYear10	5,649
Legg Mason Target Retirement 2015
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2015
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	From the date of this Prospectus until five years after the fund's target retirement date of 2015 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income, inflation-hedging and short-term defensive instruments—and investment styles. The fund is designed for investors expecting to retire around 2015. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2015, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, the subadviser, in its discretion, may adjust the fund's asset mix as often as daily and may vary the fund's allocation substantially from the Target Allocation. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation- Hedging Funds
Target Retirement 2015	58%	37%	5%

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2030, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

As of the date of this Prospectus, the fund currently is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets. The subadviser will revert to managing the fund according to the Target Allocation at the end of the Dynamic Rebalancing Period after December 31, 2019.

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2030. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 24.19% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 22.76% Russell 1000 Index, 22.24% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 4.54% MSCI Emerging Markets Index and 1.27% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

Total returns (before taxes) (%)

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 18.05 Worst quarter (03/31/2009): (10.54) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.75
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Prior to the date of this Prospectus, the fund had different investment objectives and investment strategies. The fund's historical performance is based on the fund's former investment objectives and strategies.

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2015 | Dow Jones Target 2015 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.94%
Since inception	rr_AverageAnnualReturnSinceInception	5.36%
Legg Mason Target Retirement 2015 | Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.06%
Since inception	rr_AverageAnnualReturnSinceInception	4.68%

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2020
Legg Mason Target Retirement 2020
Investment objectives
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
From the five years before until the five years after the fund's target retirement date of 2020 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Target Retirement 2020 (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none	none
Small account fee ( $)	[2]	15		15	none	none	none	none	none
[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2020		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		4.94%	5.10%	4.84%	4.91%	4.91%	[1]	4.88%	4.78%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	5.88%	6.79%	5.78%	6.10%	6.60%		5.57%	5.47%
Fees waived and/or expenses reimbursed	[3]	(4.73%)	(4.89%)	(4.63%)	(4.70%)	(4.70%)		(4.72%)	(4.72%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2020 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,826	2,947	5,664
Class C	293	1,568	2,894	6,007
Class FI	117	1,308	2,481	5,333
Class R	143	1,393	2,616	5,557
Class R1	193	1,532	2,829	5,894
Class I	87	1,240	2,381	5,176
Class IS	77	1,212	2,337	5,102

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2020 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,826	2,947	5,664
Class C	193	1,568	2,894	6,007
Class FI	117	1,308	2,481	5,333
Class R	143	1,393	2,616	5,557
Class R1	193	1,532	2,829	5,894
Class I	87	1,240	2,381	5,176
Class IS	77	1,212	2,337	5,102

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2020. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2020, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2020	64%	31%	5%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2035, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2035. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 27.66% Russell 1000 Index, 25.97% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 15.58% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 4.03% MSCI Emerging Markets Index, 1.24% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 0.52% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 18.30 Worst quarter (03/31/2009): (10.34) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.72
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2020	1 year	Since inception	Inception date
Class C	11.89%	3.09%	Aug 29, 2008
Class C Return after taxes on distributions	11.29%	2.32%
Class C Return after taxes on distributions and sale of fund shares	7.73%	2.16%
Class A	7.13%	1.24%	Aug 29, 2008
Class FI	13.66%	3.84%	Aug 29, 2008
Class R	13.38%	3.58%	Aug 29, 2008
Class I	13.99%	4.15%	Aug 29, 2008
Dow Jones Target 2020 Index (reflects no deduction for fees, expenses or taxes)	12.42%	4.97%
Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses or taxes)	12.45%	4.17%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Legg Mason Target Retirement 2020 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.94%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.88%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,826
5 years	rr_ExpenseExampleYear05	2,947
10 years	rr_ExpenseExampleYear10	5,664
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,826
5 years	rr_ExpenseExampleNoRedemptionYear05	2,947
10 years	rr_ExpenseExampleNoRedemptionYear10	5,664
1 year	rr_AverageAnnualReturnYear01	7.13%
Since inception	rr_AverageAnnualReturnSinceInception	1.24%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2020 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.10%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.79%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.89%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,568
5 years	rr_ExpenseExampleYear05	2,894
10 years	rr_ExpenseExampleYear10	6,007
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,568
5 years	rr_ExpenseExampleNoRedemptionYear05	2,894
10 years	rr_ExpenseExampleNoRedemptionYear10	6,007
Annual Return 2009	rr_AnnualReturn2009	26.57%
Annual Return 2010	rr_AnnualReturn2010	12.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.34%)
1 year	rr_AverageAnnualReturnYear01	11.89%
Since inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2020 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.29%
Since inception	rr_AverageAnnualReturnSinceInception	2.32%
Legg Mason Target Retirement 2020 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.73%
Since inception	rr_AverageAnnualReturnSinceInception	2.16%
Legg Mason Target Retirement 2020 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.84%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.78%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.63%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,308
5 years	rr_ExpenseExampleYear05	2,481
10 years	rr_ExpenseExampleYear10	5,333
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,308
5 years	rr_ExpenseExampleNoRedemptionYear05	2,481
10 years	rr_ExpenseExampleNoRedemptionYear10	5,333
1 year	rr_AverageAnnualReturnYear01	13.66%
Since inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2020 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	4.91%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.10%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.70%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[4]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,393
5 years	rr_ExpenseExampleYear05	2,616
10 years	rr_ExpenseExampleYear10	5,557
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,393
5 years	rr_ExpenseExampleNoRedemptionYear05	2,616
10 years	rr_ExpenseExampleNoRedemptionYear10	5,557
1 year	rr_AverageAnnualReturnYear01	13.38%
Since inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2020 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.91%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.60%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.70%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,532
5 years	rr_ExpenseExampleYear05	2,829
10 years	rr_ExpenseExampleYear10	5,894
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,532
5 years	rr_ExpenseExampleNoRedemptionYear05	2,829
10 years	rr_ExpenseExampleNoRedemptionYear10	5,894
Legg Mason Target Retirement 2020 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.88%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.57%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.72%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[4]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,240
5 years	rr_ExpenseExampleYear05	2,381
10 years	rr_ExpenseExampleYear10	5,176
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,240
5 years	rr_ExpenseExampleNoRedemptionYear05	2,381
10 years	rr_ExpenseExampleNoRedemptionYear10	5,176
1 year	rr_AverageAnnualReturnYear01	13.99%
Since inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2020 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.78%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.47%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.72%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[4]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,212
5 years	rr_ExpenseExampleYear05	2,337
10 years	rr_ExpenseExampleYear10	5,102
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,212
5 years	rr_ExpenseExampleNoRedemptionYear05	2,337
10 years	rr_ExpenseExampleNoRedemptionYear10	5,102
Legg Mason Target Retirement 2020
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2020
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	From the five years before until the five years after the fund's target retirement date of 2020 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2020. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2020, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2020	64%	31%	5%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2035, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2035. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 27.66% Russell 1000 Index, 25.97% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 15.58% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 4.03% MSCI Emerging Markets Index, 1.24% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 0.52% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

Total returns (before taxes) (%)

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 18.30 Worst quarter (03/31/2009): (10.34) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.72
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2020 | Dow Jones Target 2020 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.42%
Since inception	rr_AverageAnnualReturnSinceInception	4.97%
Legg Mason Target Retirement 2020 | Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.45%
Since inception	rr_AverageAnnualReturnSinceInception	4.17%

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2025
Legg Mason Target Retirement 2025
Investment objectives
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
From the five years before until the five years after the fund's target retirement date of 2025 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Target Retirement 2025 (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none	none
Small account fee ( $)	[2]	15		15	none	none	none	none	none
[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2025		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		4.45%	4.57%	4.31%	4.32%	4.32%	[1]	4.35%	4.27%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.60%	0.60%	0.60%	0.60%	0.60%		0.60%	0.60%
Total annual fund operating expenses	[2]	5.40%	6.27%	5.26%	5.52%	6.02%		5.05%	4.97%
Fees waived and/or expenses reimbursed	[3]	(4.25%)	(4.37%)	(4.11%)	(4.12%)	(4.12%)		(4.20%)	(4.22%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2025 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,737	2,781	5,356
Class C	293	1,469	2,713	5,688
Class FI	117	1,207	2,291	4,976
Class R	143	1,280	2,406	5,171
Class R1	193	1,421	2,625	5,530
Class I	87	1,139	2,189	4,811
Class IS	77	1,113	2,151	4,746

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2025 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,737	2,781	5,356
Class C	193	1,469	2,713	5,688
Class FI	117	1,207	2,291	4,976
Class R	143	1,280	2,406	5,171
Class R1	193	1,421	2,625	5,530
Class I	87	1,139	2,189	4,811
Class IS	77	1,113	2,151	4,746

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2025. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2025, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2025	70%	25%	5%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2040, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2040. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 33.12% Russell 1000 Index, 26.95% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 10.53% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 12.52% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 3.05% MSCI Emerging Markets Index, 3.08% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 0.75% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 18.49 Worst quarter (03/31/2009): (10.91) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.94
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2025	1 year	Since inception	Inception date
Class C	12.30%	2.33%	Aug 29, 2008
Class C Return after taxes on distributions	11.73%	1.62%
Class C Return after taxes on distributions and sale of fund shares	8.00%	1.54%
Class A	7.57%	0.51%	Aug 29, 2008
Class FI	14.15%	3.10%	Aug 29, 2008
Class R	13.86%	2.83%	Aug 29, 2008
Class I	14.48%	3.36%	Aug 29, 2008
Dow Jones Target 2025 Index (reflects no deduction for fees, expenses or taxes)	14.12%	4.84%
Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses or taxes)	12.97%	3.77%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Legg Mason Target Retirement 2025 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.45%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.40%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.25%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,737
5 years	rr_ExpenseExampleYear05	2,781
10 years	rr_ExpenseExampleYear10	5,356
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,737
5 years	rr_ExpenseExampleNoRedemptionYear05	2,781
10 years	rr_ExpenseExampleNoRedemptionYear10	5,356
1 year	rr_AverageAnnualReturnYear01	7.57%
Since inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2025 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.57%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.27%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.37%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,469
5 years	rr_ExpenseExampleYear05	2,713
10 years	rr_ExpenseExampleYear10	5,688
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,469
5 years	rr_ExpenseExampleNoRedemptionYear05	2,713
10 years	rr_ExpenseExampleNoRedemptionYear10	5,688
Annual Return 2009	rr_AnnualReturn2009	26.36%
Annual Return 2010	rr_AnnualReturn2010	13.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.91%)
1 year	rr_AverageAnnualReturnYear01	12.30%
Since inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2025 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.73%
Since inception	rr_AverageAnnualReturnSinceInception	1.62%
Legg Mason Target Retirement 2025 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.00%
Since inception	rr_AverageAnnualReturnSinceInception	1.54%
Legg Mason Target Retirement 2025 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.31%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.26%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,207
5 years	rr_ExpenseExampleYear05	2,291
10 years	rr_ExpenseExampleYear10	4,976
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,207
5 years	rr_ExpenseExampleNoRedemptionYear05	2,291
10 years	rr_ExpenseExampleNoRedemptionYear10	4,976
1 year	rr_AverageAnnualReturnYear01	14.15%
Since inception	rr_AverageAnnualReturnSinceInception	3.10%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2025 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	4.32%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.52%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.12%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[4]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,280
5 years	rr_ExpenseExampleYear05	2,406
10 years	rr_ExpenseExampleYear10	5,171
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,280
5 years	rr_ExpenseExampleNoRedemptionYear05	2,406
10 years	rr_ExpenseExampleNoRedemptionYear10	5,171
1 year	rr_AverageAnnualReturnYear01	13.86%
Since inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2025 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.32%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.02%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.12%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,421
5 years	rr_ExpenseExampleYear05	2,625
10 years	rr_ExpenseExampleYear10	5,530
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,421
5 years	rr_ExpenseExampleNoRedemptionYear05	2,625
10 years	rr_ExpenseExampleNoRedemptionYear10	5,530
Legg Mason Target Retirement 2025 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.35%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.05%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.20%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[4]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,139
5 years	rr_ExpenseExampleYear05	2,189
10 years	rr_ExpenseExampleYear10	4,811
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,139
5 years	rr_ExpenseExampleNoRedemptionYear05	2,189
10 years	rr_ExpenseExampleNoRedemptionYear10	4,811
1 year	rr_AverageAnnualReturnYear01	14.48%
Since inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2025 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.27%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.97%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.22%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[4]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,113
5 years	rr_ExpenseExampleYear05	2,151
10 years	rr_ExpenseExampleYear10	4,746
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,113
5 years	rr_ExpenseExampleNoRedemptionYear05	2,151
10 years	rr_ExpenseExampleNoRedemptionYear10	4,746
Legg Mason Target Retirement 2025
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2025
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	From the five years before until the five years after the fund's target retirement date of 2025 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2025. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2025, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2025	70%	25%	5%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2040, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2040. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 33.12% Russell 1000 Index, 26.95% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 10.53% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 12.52% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 3.05% MSCI Emerging Markets Index, 3.08% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 0.75% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

Total returns (before taxes) (%)

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 18.49 Worst quarter (03/31/2009): (10.91) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.94
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2025 | Dow Jones Target 2025 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.12%
Since inception	rr_AverageAnnualReturnSinceInception	4.84%
Legg Mason Target Retirement 2025 | Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.97%
Since inception	rr_AverageAnnualReturnSinceInception	3.77%

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2030
Legg Mason Target Retirement 2030
Investment objectives
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
From the five years before until the five years after the fund's target retirement date of 2030 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Target Retirement 2030 (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none	none
Small account fee ( $)	[2]	15		15	none	none	none	none	none
[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2030		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		5.38%	5.66%	5.32%	5.33%	5.33%	[1]	5.34%	5.24%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	6.32%	7.35%	6.26%	6.52%	7.02%		6.03%	5.93%
Fees waived and/or expenses reimbursed	[3]	(5.17%)	(5.45%)	(5.11%)	(5.12%)	(5.12%)		(5.18%)	(5.18%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2030 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,906	3,094	5,932
Class C	293	1,673	3,084	6,332
Class FI	117	1,401	2,653	5,647
Class R	143	1,473	2,763	5,821
Class R1	193	1,611	2,973	6,144
Class I	87	1,330	2,548	5,483
Class IS	77	1,302	2,504	5,413

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2030 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,906	3,094	5,932
Class C	193	1,673	3,084	6,332
Class FI	117	1,401	2,653	5,647
Class R	143	1,473	2,763	5,821
Class R1	193	1,611	2,973	6,144
Class I	87	1,330	2,548	5,483
Class IS	77	1,302	2,504	5,413

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2030. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2030, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2030	77%	23%	0%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2045, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2045. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 41.43% Russell 1000 Index, 28.08% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 6.77% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets), 5.00% Russell 2000 Index, 4.97% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 1.92% MSCI Emerging Markets Index and 1.83% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 18.46 Worst quarter (03/31/2009): (11.63) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.95
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2030	1 year	Since inception	Inception date
Class C	12.29%	1.04%	Aug 29, 2008
Class C Return after taxes on distributions	11.87%	0.44%
Class C Return after taxes on distributions and sale of fund shares	7.99%	0.51%
Class A	7.59%	(0.76%)	Aug 29, 2008
Class FI	14.14%	1.80%	Aug 29, 2008
Class R	13.85%	1.54%	Aug 29, 2008
Class I	14.46%	2.10%	Aug 29, 2008
Dow Jones Target 2030 Index (reflects no deduction for fees, expenses or taxes)	15.67%	4.73%
Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses or taxes)	13.90%	3.24%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Legg Mason Target Retirement 2030 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.38%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.32%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,906
5 years	rr_ExpenseExampleYear05	3,094
10 years	rr_ExpenseExampleYear10	5,932
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,906
5 years	rr_ExpenseExampleNoRedemptionYear05	3,094
10 years	rr_ExpenseExampleNoRedemptionYear10	5,932
1 year	rr_AverageAnnualReturnYear01	7.59%
Since inception	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2030 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.66%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.35%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.45%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,673
5 years	rr_ExpenseExampleYear05	3,084
10 years	rr_ExpenseExampleYear10	6,332
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,673
5 years	rr_ExpenseExampleNoRedemptionYear05	3,084
10 years	rr_ExpenseExampleNoRedemptionYear10	6,332
Annual Return 2009	rr_AnnualReturn2009	26.60%
Annual Return 2010	rr_AnnualReturn2010	13.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.63%)
1 year	rr_AverageAnnualReturnYear01	12.29%
Since inception	rr_AverageAnnualReturnSinceInception	1.04%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2030 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.87%
Since inception	rr_AverageAnnualReturnSinceInception	0.44%
Legg Mason Target Retirement 2030 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.99%
Since inception	rr_AverageAnnualReturnSinceInception	0.51%
Legg Mason Target Retirement 2030 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.32%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.26%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.11%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,401
5 years	rr_ExpenseExampleYear05	2,653
10 years	rr_ExpenseExampleYear10	5,647
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,401
5 years	rr_ExpenseExampleNoRedemptionYear05	2,653
10 years	rr_ExpenseExampleNoRedemptionYear10	5,647
1 year	rr_AverageAnnualReturnYear01	14.14%
Since inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2030 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	5.33%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.52%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.12%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[4]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,473
5 years	rr_ExpenseExampleYear05	2,763
10 years	rr_ExpenseExampleYear10	5,821
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,473
5 years	rr_ExpenseExampleNoRedemptionYear05	2,763
10 years	rr_ExpenseExampleNoRedemptionYear10	5,821
1 year	rr_AverageAnnualReturnYear01	13.85%
Since inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2030 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.33%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.02%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.12%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,611
5 years	rr_ExpenseExampleYear05	2,973
10 years	rr_ExpenseExampleYear10	6,144
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,611
5 years	rr_ExpenseExampleNoRedemptionYear05	2,973
10 years	rr_ExpenseExampleNoRedemptionYear10	6,144
Legg Mason Target Retirement 2030 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.34%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.03%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.18%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[4]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,330
5 years	rr_ExpenseExampleYear05	2,548
10 years	rr_ExpenseExampleYear10	5,483
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,330
5 years	rr_ExpenseExampleNoRedemptionYear05	2,548
10 years	rr_ExpenseExampleNoRedemptionYear10	5,483
1 year	rr_AverageAnnualReturnYear01	14.46%
Since inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2030 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.24%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.93%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.18%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[4]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,302
5 years	rr_ExpenseExampleYear05	2,504
10 years	rr_ExpenseExampleYear10	5,413
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,302
5 years	rr_ExpenseExampleNoRedemptionYear05	2,504
10 years	rr_ExpenseExampleNoRedemptionYear10	5,413
Legg Mason Target Retirement 2030
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2030
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	From the five years before until the five years after the fund's target retirement date of 2030 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2030. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2030, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2030	77%	23%	0%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2045, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2045. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 41.43% Russell 1000 Index, 28.08% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 6.77% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets), 5.00% Russell 2000 Index, 4.97% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 1.92% MSCI Emerging Markets Index and 1.83% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 18.46 Worst quarter (03/31/2009): (11.63) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.95
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2030 | Dow Jones Target 2030 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.67%
Since inception	rr_AverageAnnualReturnSinceInception	4.73%
Legg Mason Target Retirement 2030 | Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.90%
Since inception	rr_AverageAnnualReturnSinceInception	3.24%

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2035
Legg Mason Target Retirement 2035
Investment objectives
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
From the five years before until the five years after the fund's target retirement date of 2035 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Target Retirement 2035 (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none	none
Small account fee ( $)	[2]	15		15	none	none	none	none	none
[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2035		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		5.08%	5.23%	4.95%	4.94%	4.94%	[1]	4.92%	4.80%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.58%	0.58%	0.58%	0.58%	0.58%		0.58%	0.58%
Total annual fund operating expenses	[2]	6.01%	6.91%	5.88%	6.12%	6.62%		5.60%	5.48%
Fees waived and/or expenses reimbursed	[3]	(4.86%)	(5.01%)	(4.73%)	(4.72%)	(4.72%)		(4.75%)	(4.73%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2035 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,849	2,991	5,745
Class C	293	1,591	2,936	6,081
Class FI	117	1,328	2,517	5,400
Class R	143	1,396	2,622	5,569
Class R1	193	1,536	2,836	5,906
Class I	87	1,246	2,392	5,197
Class IS	77	1,214	2,340	5,108

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2035 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,849	2,991	5,745
Class C	193	1,591	2,936	6,081
Class FI	117	1,328	2,517	5,400
Class R	143	1,396	2,622	5,569
Class R1	193	1,536	2,836	5,906
Class I	87	1,246	2,392	5,197
Class IS	77	1,214	2,340	5,108

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation—and investment styles. The fund is designed for investors expecting to retire around 2035. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2035, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation- Hedging Funds
Target Retirement 2035	86%	14%	0%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2050, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2050. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 52.00% Russell 1000 Index, 28.27% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets), 5.00% Russell 2000 Index, 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities) and 1.73% MSCI Emerging Markets Index. Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009):19.44 Worst quarter (03/31/2009): (12.61) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 5.11
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2035	1 year	Since inception	Inception date
Class C	12.55%	(0.10%)	Aug 29, 2008
Class C Return after taxes on distributions	12.28%	(0.54%)
Class C Return after taxes on distributions and sale of fund shares	8.16%	(0.36%)
Class A	7.80%	(1.89%)	Aug 29, 2008
Class FI	14.39%	0.64%	Aug 29, 2008
Class R	14.11%	0.39%	Aug 29, 2008
Class I	14.70%	0.93%	Aug 29, 2008
Dow Jones Target 2035 Index (reflects no deduction for fees, expenses or taxes)	16.89%	4.67%
Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses or taxes)	14.71%	2.38%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Legg Mason Target Retirement 2035 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.08%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.01%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.86%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,849
5 years	rr_ExpenseExampleYear05	2,991
10 years	rr_ExpenseExampleYear10	5,745
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,849
5 years	rr_ExpenseExampleNoRedemptionYear05	2,991
10 years	rr_ExpenseExampleNoRedemptionYear10	5,745
1 year	rr_AverageAnnualReturnYear01	7.80%
Since inception	rr_AverageAnnualReturnSinceInception	(1.89%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2035 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.23%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.91%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.01%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,591
5 years	rr_ExpenseExampleYear05	2,936
10 years	rr_ExpenseExampleYear10	6,081
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,591
5 years	rr_ExpenseExampleNoRedemptionYear05	2,936
10 years	rr_ExpenseExampleNoRedemptionYear10	6,081
Annual Return 2009	rr_AnnualReturn2009	26.94%
Annual Return 2010	rr_AnnualReturn2010	13.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.61%)
1 year	rr_AverageAnnualReturnYear01	12.55%
Since inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2035 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.28%
Since inception	rr_AverageAnnualReturnSinceInception	(0.54%)
Legg Mason Target Retirement 2035 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.16%
Since inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Legg Mason Target Retirement 2035 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.95%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.88%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,328
5 years	rr_ExpenseExampleYear05	2,517
10 years	rr_ExpenseExampleYear10	5,400
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,328
5 years	rr_ExpenseExampleNoRedemptionYear05	2,517
10 years	rr_ExpenseExampleNoRedemptionYear10	5,400
1 year	rr_AverageAnnualReturnYear01	14.39%
Since inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2035 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	4.94%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.12%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.72%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[4]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,396
5 years	rr_ExpenseExampleYear05	2,622
10 years	rr_ExpenseExampleYear10	5,569
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,396
5 years	rr_ExpenseExampleNoRedemptionYear05	2,622
10 years	rr_ExpenseExampleNoRedemptionYear10	5,569
1 year	rr_AverageAnnualReturnYear01	14.11%
Since inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2035 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.94%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.62%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.72%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,536
5 years	rr_ExpenseExampleYear05	2,836
10 years	rr_ExpenseExampleYear10	5,906
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,536
5 years	rr_ExpenseExampleNoRedemptionYear05	2,836
10 years	rr_ExpenseExampleNoRedemptionYear10	5,906
Legg Mason Target Retirement 2035 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.92%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.60%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.75%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[4]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,246
5 years	rr_ExpenseExampleYear05	2,392
10 years	rr_ExpenseExampleYear10	5,197
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,246
5 years	rr_ExpenseExampleNoRedemptionYear05	2,392
10 years	rr_ExpenseExampleNoRedemptionYear10	5,197
1 year	rr_AverageAnnualReturnYear01	14.70%
Since inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2035 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.80%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.48%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[4]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,214
5 years	rr_ExpenseExampleYear05	2,340
10 years	rr_ExpenseExampleYear10	5,108
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,214
5 years	rr_ExpenseExampleNoRedemptionYear05	2,340
10 years	rr_ExpenseExampleNoRedemptionYear10	5,108
Legg Mason Target Retirement 2035
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2035
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	From the five years before until the five years after the fund's target retirement date of 2035 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation—and investment styles. The fund is designed for investors expecting to retire around 2035. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2035, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation- Hedging Funds
Target Retirement 2035	86%	14%	0%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2050, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2050. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 52.00% Russell 1000 Index, 28.27% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets), 5.00% Russell 2000 Index, 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities) and 1.73% MSCI Emerging Markets Index. Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009):19.44 Worst quarter (03/31/2009): (12.61) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 5.11
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2035 | Dow Jones Target 2035 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.89%
Since inception	rr_AverageAnnualReturnSinceInception	4.67%
Legg Mason Target Retirement 2035 | Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.71%
Since inception	rr_AverageAnnualReturnSinceInception	2.38%

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2040
Legg Mason Target Retirement 2040
Investment objectives
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
From the five years before until five years after the fund's target retirement date of 2040 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Target Retirement 2040 (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none	none
Small account fee ( $)	[2]	15		15	none	none	none	none	none
[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2040		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		5.38%	5.82%	5.52%	5.56%	5.56%	[1]	5.60%	5.46%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	6.32%	7.51%	6.46%	6.75%	7.25%		6.29%	6.15%
Fees waived and/or expenses reimbursed	[3]	(5.17%)	(5.61%)	(5.31%)	(5.35%)	(5.35%)		(5.44%)	(5.40%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2040 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,906	3,094	5,932
Class C	293	1,703	3,138	6,422
Class FI	117	1,439	2,723	5,773
Class R	143	1,517	2,843	5,963
Class R1	193	1,654	3,050	6,276
Class I	87	1,380	2,640	5,651
Class IS	77	1,344	2,583	5,558

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2040 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,906	3,094	5,932
Class C	193	1,703	3,138	6,422
Class FI	117	1,439	2,723	5,773
Class R	143	1,517	2,843	5,963
Class R1	193	1,654	3,050	6,276
Class I	87	1,380	2,640	5,651
Class IS	77	1,344	2,583	5,558

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2040. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2040, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2040	92%	8%	0%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2055, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2055. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

  Calendar Years ended December 31
Best quarter (06/30/2009): 19.66 Worst quarter (03/31/2009): (12.29) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.96

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2040	1 year	Since inception	Inception date
Class C	12.78%	0.18%	Aug 29, 2008
Class C Return after taxes on distributions	12.60%	(0.18%)
Class C Return after taxes on distributions and sale of fund shares	8.31%	(0.07%)
Class A	8.07%	(1.61%)	Aug 29, 2008
Class FI	14.61%	0.92%	Aug 29, 2008
Class R	14.33%	0.67%	Aug 29, 2008
Class I	14.92%	1.21%	Aug 29, 2008
Dow Jones Target 2040 Index (reflects no deduction for fees, expenses or taxes)	17.67%	4.71%
Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses or taxes)	15.32%	2.62%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Legg Mason Target Retirement 2040 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.38%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.32%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	1,906
5 years	rr_ExpenseExampleYear05	3,094
10 years	rr_ExpenseExampleYear10	5,932
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	1,906
5 years	rr_ExpenseExampleNoRedemptionYear05	3,094
10 years	rr_ExpenseExampleNoRedemptionYear10	5,932
1 year	rr_AverageAnnualReturnYear01	8.07%
Since inception	rr_AverageAnnualReturnSinceInception	(1.61%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2040 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.82%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.51%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.61%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,703
5 years	rr_ExpenseExampleYear05	3,138
10 years	rr_ExpenseExampleYear10	6,422
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,703
5 years	rr_ExpenseExampleNoRedemptionYear05	3,138
10 years	rr_ExpenseExampleNoRedemptionYear10	6,422
Annual Return 2009	rr_AnnualReturn2009	28.44%
Annual Return 2010	rr_AnnualReturn2010	13.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.29%)
1 year	rr_AverageAnnualReturnYear01	12.78%
Since inception	rr_AverageAnnualReturnSinceInception	0.18%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2040 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.60%
Since inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Legg Mason Target Retirement 2040 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.31%
Since inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Legg Mason Target Retirement 2040 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.52%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.46%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.31%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,439
5 years	rr_ExpenseExampleYear05	2,723
10 years	rr_ExpenseExampleYear10	5,773
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,439
5 years	rr_ExpenseExampleNoRedemptionYear05	2,723
10 years	rr_ExpenseExampleNoRedemptionYear10	5,773
1 year	rr_AverageAnnualReturnYear01	14.61%
Since inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2040 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	5.56%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.75%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.35%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[4]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,517
5 years	rr_ExpenseExampleYear05	2,843
10 years	rr_ExpenseExampleYear10	5,963
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,517
5 years	rr_ExpenseExampleNoRedemptionYear05	2,843
10 years	rr_ExpenseExampleNoRedemptionYear10	5,963
1 year	rr_AverageAnnualReturnYear01	14.33%
Since inception	rr_AverageAnnualReturnSinceInception	0.67%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2040 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.56%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.25%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.35%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,654
5 years	rr_ExpenseExampleYear05	3,050
10 years	rr_ExpenseExampleYear10	6,276
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,654
5 years	rr_ExpenseExampleNoRedemptionYear05	3,050
10 years	rr_ExpenseExampleNoRedemptionYear10	6,276
Legg Mason Target Retirement 2040 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.60%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.29%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.44%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[4]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,380
5 years	rr_ExpenseExampleYear05	2,640
10 years	rr_ExpenseExampleYear10	5,651
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,380
5 years	rr_ExpenseExampleNoRedemptionYear05	2,640
10 years	rr_ExpenseExampleNoRedemptionYear10	5,651
1 year	rr_AverageAnnualReturnYear01	14.92%
Since inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2040 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.46%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.15%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(5.40%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[4]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,344
5 years	rr_ExpenseExampleYear05	2,583
10 years	rr_ExpenseExampleYear10	5,558
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,344
5 years	rr_ExpenseExampleNoRedemptionYear05	2,583
10 years	rr_ExpenseExampleNoRedemptionYear10	5,558
Legg Mason Target Retirement 2040
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2040
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	From the five years before until five years after the fund's target retirement date of 2040 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2040. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2040, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2040	92%	8%	0%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2055, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2055. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31
Best quarter (06/30/2009): 19.66 Worst quarter (03/31/2009): (12.29) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.96

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2040 | Dow Jones Target 2040 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.67%
Since inception	rr_AverageAnnualReturnSinceInception	4.71%
Legg Mason Target Retirement 2040 | Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.32%
Since inception	rr_AverageAnnualReturnSinceInception	2.62%

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2045
Legg Mason Target Retirement 2045
Investment objectives
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
From the five years before until the five years after the fund's target retirement date of 2045 (the "Dynamic Rebalancing Period"),the fund will seek to reduce volatility as a secondary objective.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Target Retirement 2045 (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none	none
Small account fee ( $)	[2]	15		15	none	none	none	none	none
[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2045		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		7.08%	7.41%	6.85%	6.87%	6.87%	[1]	6.94%	6.81%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	8.02%	9.10%	7.79%	8.06%	8.56%		7.63%	7.50%
Fees waived and/or expenses reimbursed	[3]	(6.87%)	(7.20%)	(6.64%)	(6.66%)	(6.66%)		(6.78%)	(6.75%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2045 (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,208	3,640	6,859
Class C	293	1,993	3,649	7,229
Class FI	117	1,690	3,177	6,544
Class R	143	1,762	3,284	6,698
Class R1	193	1,896	3,480	6,972
Class I	87	1,635	3,103	6,447
Class IS	77	1,602	3,052	6,371

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2045 (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,208	3,640	6,859
Class C	193	1,993	3,649	7,229
Class FI	117	1,690	3,177	6,544
Class R	143	1,762	3,284	6,698
Class R1	193	1,896	3,480	6,972
Class I	87	1,635	3,103	6,447
Class IS	77	1,602	3,052	6,371

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2045. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2045, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2045	94%	6%	0%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2060, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2060. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31

Best quarter (06/30/2009): 19.62 Worst quarter (03/31/2009): (12.29) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.88

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2045	1 year	Since inception	Inception date
Class C	12.73%	0.19%	Aug 29, 2008
Class C Return after taxes on distributions	12.54%	(0.18%)
Class C Return after taxes on distributions and sale of fund shares	8.28%	(0.07%)
Class A	8.03%	(1.64%)	Aug 29, 2008
Class FI	14.59%	0.89%	Aug 29, 2008
Class R	14.30%	0.64%	Aug 29, 2008
Class I	14.90%	1.18%	Aug 29, 2008
Dow Jones Target 2045 Index (reflects no deduction for fees, expenses or taxes)	17.95%	4.82%
Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses or taxes)	15.32%	2.62%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Legg Mason Target Retirement 2045 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	7.08%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.02%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.87%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	2,208
5 years	rr_ExpenseExampleYear05	3,640
10 years	rr_ExpenseExampleYear10	6,859
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	2,208
5 years	rr_ExpenseExampleNoRedemptionYear05	3,640
10 years	rr_ExpenseExampleNoRedemptionYear10	6,859
1 year	rr_AverageAnnualReturnYear01	8.03%
Since inception	rr_AverageAnnualReturnSinceInception	(1.64%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2045 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	7.41%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.10%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(7.20%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,993
5 years	rr_ExpenseExampleYear05	3,649
10 years	rr_ExpenseExampleYear10	7,229
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,993
5 years	rr_ExpenseExampleNoRedemptionYear05	3,649
10 years	rr_ExpenseExampleNoRedemptionYear10	7,229
Annual Return 2009	rr_AnnualReturn2009	28.43%
Annual Return 2010	rr_AnnualReturn2010	13.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.29%)
1 year	rr_AverageAnnualReturnYear01	12.73%
Since inception	rr_AverageAnnualReturnSinceInception	0.19%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2045 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.54%
Since inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Legg Mason Target Retirement 2045 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.28%
Since inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Legg Mason Target Retirement 2045 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	6.85%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.79%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.64%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,690
5 years	rr_ExpenseExampleYear05	3,177
10 years	rr_ExpenseExampleYear10	6,544
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,690
5 years	rr_ExpenseExampleNoRedemptionYear05	3,177
10 years	rr_ExpenseExampleNoRedemptionYear10	6,544
1 year	rr_AverageAnnualReturnYear01	14.59%
Since inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2045 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	6.87%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.06%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.66%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[4]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,762
5 years	rr_ExpenseExampleYear05	3,284
10 years	rr_ExpenseExampleYear10	6,698
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,762
5 years	rr_ExpenseExampleNoRedemptionYear05	3,284
10 years	rr_ExpenseExampleNoRedemptionYear10	6,698
1 year	rr_AverageAnnualReturnYear01	14.30%
Since inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2045 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	6.87%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.56%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.66%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,896
5 years	rr_ExpenseExampleYear05	3,480
10 years	rr_ExpenseExampleYear10	6,972
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,896
5 years	rr_ExpenseExampleNoRedemptionYear05	3,480
10 years	rr_ExpenseExampleNoRedemptionYear10	6,972
Legg Mason Target Retirement 2045 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.94%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.63%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.78%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[4]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,635
5 years	rr_ExpenseExampleYear05	3,103
10 years	rr_ExpenseExampleYear10	6,447
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,635
5 years	rr_ExpenseExampleNoRedemptionYear05	3,103
10 years	rr_ExpenseExampleNoRedemptionYear10	6,447
1 year	rr_AverageAnnualReturnYear01	14.90%
Since inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2045 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.81%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.50%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.75%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[4]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,602
5 years	rr_ExpenseExampleYear05	3,052
10 years	rr_ExpenseExampleYear10	6,371
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,602
5 years	rr_ExpenseExampleNoRedemptionYear05	3,052
10 years	rr_ExpenseExampleNoRedemptionYear10	6,371
Legg Mason Target Retirement 2045
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2045
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	From the five years before until the five years after the fund's target retirement date of 2045 (the "Dynamic Rebalancing Period"),the fund will seek to reduce volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2045. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2045, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2045	94%	6%	0%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2060, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2060. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31

Best quarter (06/30/2009): 19.62 Worst quarter (03/31/2009): (12.29) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.88

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2045 | Dow Jones Target 2045 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	4.82%
Legg Mason Target Retirement 2045 | Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.32%
Since inception	rr_AverageAnnualReturnSinceInception	2.62%

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement 2050
Legg Mason Target Retirement 2050
Investment objectives
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
From the five years before until the five years after the fund's target retirement date of 2050 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Target Retirement 2050 (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none	none
Small account fee ( $)	[2]	15		15	none	none	none	none	none
[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2050		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		8.17%	9.00%	8.45%	8.47%	8.47%	[1]	8.60%	8.47%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	9.11%	10.69%	9.39%	9.66%	10.16%		9.29%	9.16%
Fees waived and/or expenses reimbursed	[3]	(7.96%)	(8.79%)	(8.24%)	(8.26%)	(8.26%)		(8.44%)	(8.41%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement 2050 (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,395	3,968	7,368
Class C	293	2,274	4,124	7,904
Class FI	117	1,983	3,689	7,340
Class R	143	2,052	3,787	7,466
Class R1	193	2,181	3,970	7,694
Class I	87	1,940	3,637	7,283
Class IS	77	1,908	3,590	7,220

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement 2050 (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,395	3,968	7,368
Class C	193	2,274	4,124	7,904
Class FI	117	1,983	3,689	7,340
Class R	143	2,052	3,787	7,466
Class R1	193	2,181	3,970	7,694
Class I	87	1,940	3,637	7,283
Class IS	77	1,908	3,590	7,220

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2050. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2050, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation- Hedging Funds
Target Retirement 2050	94%	6%	0%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2065, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2065. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

    Calendar Years ended December 31
Best quarter (06/30/2009): 19.73 Worst quarter (03/31/2009): (12.40) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 5.13

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2050	1 year	Since inception	Inception date
Class C	12.80%	0.21%	Aug 29, 2008
Class C Return after taxes on distributions	12.65%	(0.14%)
Class C Return after taxes on distributions and sale of fund shares	8.32%	(0.04%)
Class A	8.11%	(1.60%)	Aug 29, 2008
Class FI	14.66%	0.92%	Aug 29, 2008
Class R	14.48%	0.71%	Aug 29, 2008
Class I	15.06%	1.25%	Aug 29, 2008
Dow Jones Target 2050 Index (reflects no deduction for fees, expenses or taxes)	17.95%	4.82%
Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses or taxes)	15.32%	2.62%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Legg Mason Target Retirement 2050 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	8.17%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.11%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(7.96%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	2,395
5 years	rr_ExpenseExampleYear05	3,968
10 years	rr_ExpenseExampleYear10	7,368
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	2,395
5 years	rr_ExpenseExampleNoRedemptionYear05	3,968
10 years	rr_ExpenseExampleNoRedemptionYear10	7,368
1 year	rr_AverageAnnualReturnYear01	8.11%
Since inception	rr_AverageAnnualReturnSinceInception	(1.60%)
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2050 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	9.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	10.69%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.79%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	2,274
5 years	rr_ExpenseExampleYear05	4,124
10 years	rr_ExpenseExampleYear10	7,904
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	2,274
5 years	rr_ExpenseExampleNoRedemptionYear05	4,124
10 years	rr_ExpenseExampleNoRedemptionYear10	7,904
Annual Return 2009	rr_AnnualReturn2009	28.48%
Annual Return 2010	rr_AnnualReturn2010	13.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.40%)
1 year	rr_AverageAnnualReturnYear01	12.80%
Since inception	rr_AverageAnnualReturnSinceInception	0.21%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2050 | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.65%
Since inception	rr_AverageAnnualReturnSinceInception	(0.14%)
Legg Mason Target Retirement 2050 | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.32%
Since inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Legg Mason Target Retirement 2050 | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	8.45%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.39%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.24%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,983
5 years	rr_ExpenseExampleYear05	3,689
10 years	rr_ExpenseExampleYear10	7,340
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,983
5 years	rr_ExpenseExampleNoRedemptionYear05	3,689
10 years	rr_ExpenseExampleNoRedemptionYear10	7,340
1 year	rr_AverageAnnualReturnYear01	14.66%
Since inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2050 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	8.47%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.66%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.26%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[4]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	2,052
5 years	rr_ExpenseExampleYear05	3,787
10 years	rr_ExpenseExampleYear10	7,466
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	2,052
5 years	rr_ExpenseExampleNoRedemptionYear05	3,787
10 years	rr_ExpenseExampleNoRedemptionYear10	7,466
1 year	rr_AverageAnnualReturnYear01	14.48%
Since inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2050 | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	8.47%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	10.16%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.26%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	2,181
5 years	rr_ExpenseExampleYear05	3,970
10 years	rr_ExpenseExampleYear10	7,694
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	2,181
5 years	rr_ExpenseExampleNoRedemptionYear05	3,970
10 years	rr_ExpenseExampleNoRedemptionYear10	7,694
Legg Mason Target Retirement 2050 | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	8.60%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.29%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.44%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[4]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,940
5 years	rr_ExpenseExampleYear05	3,637
10 years	rr_ExpenseExampleYear10	7,283
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,940
5 years	rr_ExpenseExampleNoRedemptionYear05	3,637
10 years	rr_ExpenseExampleNoRedemptionYear10	7,283
1 year	rr_AverageAnnualReturnYear01	15.06%
Since inception	rr_AverageAnnualReturnSinceInception	1.25%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement 2050 | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	8.47%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.16%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(8.41%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[4]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,908
5 years	rr_ExpenseExampleYear05	3,590
10 years	rr_ExpenseExampleYear10	7,220
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,908
5 years	rr_ExpenseExampleNoRedemptionYear05	3,590
10 years	rr_ExpenseExampleNoRedemptionYear10	7,220
Legg Mason Target Retirement 2050
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement 2050
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	From the five years before until the five years after the fund's target retirement date of 2050 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2050. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2050, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation- Hedging Funds
Target Retirement 2050	94%	6%	0%

During the Dynamic Rebalancing Period the subadviser may adjust the fund's asset mix as often as daily. The fund may vary its allocation substantially from the Target Allocation in the discretion of the subadviser.

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2065, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2065. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31
Best quarter (06/30/2009): 19.73 Worst quarter (03/31/2009): (12.40) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 5.13

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement 2050 | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	4.82%
Legg Mason Target Retirement 2050 | Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.32%
Since inception	rr_AverageAnnualReturnSinceInception	2.62%

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Legg Mason Target Retirement Fund
Legg Mason Target Retirement Fund
Investment objective
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Target Retirement Fund (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none	none
Small account fee ( $)	[2]	15		15	none	none	none	none	none
[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement Fund		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		6.80%	7.19%	6.88%	6.87%	6.87%	[1]	6.88%	6.77%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.56%	0.56%	0.56%	0.56%	0.56%		0.56%	0.56%
Total annual fund operating expenses	[2]	7.71%	8.85%	7.79%	8.03%	8.53%		7.54%	7.43%
Fees waived and/or expenses reimbursed	[3]	(6.56%)	(6.95%)	(6.64%)	(6.63%)	(6.63%)		(6.69%)	(6.68%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Target Retirement Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,153	3,544	6,703
Class C	293	1,948	3,570	7,111
Class FI	117	1,690	3,177	6,544
Class R	143	1,756	3,273	6,682
Class R1	193	1,890	3,470	6,956
Class I	87	1,618	3,072	6,396
Class IS	77	1,589	3,028	6,330

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Target Retirement Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	2,153	3,544	6,703
Class C	193	1,948	3,570	7,111
Class FI	117	1,690	3,177	6,544
Class R	143	1,756	3,273	6,682
Class R1	193	1,890	3,470	6,956
Class I	87	1,618	3,072	6,396
Class IS	77	1,589	3,028	6,330

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity (including real estate-related funds), fixed income and inflation-hedging—and investment styles.

The fund maintains a static Target Allocation. The following table details the Target Allocation of the fund among broad asset classes.

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement Fund	32%	63%	5%

The Target Allocation is a "neutral" allocation, which does not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or inflation-hedging funds is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or inflation-hedging investments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to the Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE") Index, the Barclays Capital U.S. Aggregate Index and a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 42.18% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 13.91% MSCI EAFE Index, 8.30% Russell 1000 Index, 7.39% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index and 3.22% MSCI Emerging Markets Index.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

      Calendar Years ended December 31
Best quarter (06/30/2009): 16.89 Worst quarter (03/31/2009): (8.05) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.53

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement Fund	1 year	Since inception	Inception date
Class C	12.28%	7.05%	Aug 29, 2008
Class C Return after taxes on distributions	11.36%	5.79%
Class C Return after taxes on distributions and sale of fund shares	7.97%	5.25%
Class A	7.60%	5.16%	Aug 29, 2008
Class FI	14.15%	7.87%	Aug 29, 2008
Class R	13.85%	7.59%	Aug 29, 2008
Class I	14.47%	8.19%	Aug 29, 2008
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.11%
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	8.21%	(0.75%)
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.74%
Target Retirement Fund Composite Index (reflects no deduction for fees, expenses or taxes)	10.84%	6.65%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Legg Mason Target Retirement Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	6.80%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.71%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.56%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	2,153
5 years	rr_ExpenseExampleYear05	3,544
10 years	rr_ExpenseExampleYear10	6,703
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	2,153
5 years	rr_ExpenseExampleNoRedemptionYear05	3,544
10 years	rr_ExpenseExampleNoRedemptionYear10	6,703
1 year	rr_AverageAnnualReturnYear01	7.60%
Since inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	7.19%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.85%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.95%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	1,948
5 years	rr_ExpenseExampleYear05	3,570
10 years	rr_ExpenseExampleYear10	7,111
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,948
5 years	rr_ExpenseExampleNoRedemptionYear05	3,570
10 years	rr_ExpenseExampleNoRedemptionYear10	7,111
Annual Return 2009	rr_AnnualReturn2009	26.67%
Annual Return 2010	rr_AnnualReturn2010	13.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.05%)
1 year	rr_AverageAnnualReturnYear01	12.28%
Since inception	rr_AverageAnnualReturnSinceInception	7.05%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.36%
Since inception	rr_AverageAnnualReturnSinceInception	5.79%
Legg Mason Target Retirement Fund | Class C | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.97%
Since inception	rr_AverageAnnualReturnSinceInception	5.25%
Legg Mason Target Retirement Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	6.88%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.79%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.64%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	1,690
5 years	rr_ExpenseExampleYear05	3,177
10 years	rr_ExpenseExampleYear10	6,544
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	1,690
5 years	rr_ExpenseExampleNoRedemptionYear05	3,177
10 years	rr_ExpenseExampleNoRedemptionYear10	6,544
1 year	rr_AverageAnnualReturnYear01	14.15%
Since inception	rr_AverageAnnualReturnSinceInception	7.87%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	6.87%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.03%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.63%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[4]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	1,756
5 years	rr_ExpenseExampleYear05	3,273
10 years	rr_ExpenseExampleYear10	6,682
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	1,756
5 years	rr_ExpenseExampleNoRedemptionYear05	3,273
10 years	rr_ExpenseExampleNoRedemptionYear10	6,682
1 year	rr_AverageAnnualReturnYear01	13.85%
Since inception	rr_AverageAnnualReturnSinceInception	7.59%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	6.87%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.53%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.63%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%	[4]
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	1,890
5 years	rr_ExpenseExampleYear05	3,470
10 years	rr_ExpenseExampleYear10	6,956
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	1,890
5 years	rr_ExpenseExampleNoRedemptionYear05	3,470
10 years	rr_ExpenseExampleNoRedemptionYear10	6,956
Legg Mason Target Retirement Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.88%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.54%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.69%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[4]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	1,618
5 years	rr_ExpenseExampleYear05	3,072
10 years	rr_ExpenseExampleYear10	6,396
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	1,618
5 years	rr_ExpenseExampleNoRedemptionYear05	3,072
10 years	rr_ExpenseExampleNoRedemptionYear10	6,396
1 year	rr_AverageAnnualReturnYear01	14.47%
Since inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2008
Legg Mason Target Retirement Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.77%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.43%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(6.68%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%	[4]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	1,589
5 years	rr_ExpenseExampleYear05	3,028
10 years	rr_ExpenseExampleYear10	6,330
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,589
5 years	rr_ExpenseExampleNoRedemptionYear05	3,028
10 years	rr_ExpenseExampleNoRedemptionYear10	6,330
Legg Mason Target Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Target Retirement Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity (including real estate-related funds), fixed income and inflation-hedging—and investment styles.

The fund maintains a static Target Allocation. The following table details the Target Allocation of the fund among broad asset classes.

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement Fund	32%	63%	5%

The Target Allocation is a "neutral" allocation, which does not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or inflation-hedging funds is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or inflation-hedging investments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to the Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE") Index, the Barclays Capital U.S. Aggregate Index and a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 42.18% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 13.91% MSCI EAFE Index, 8.30% Russell 1000 Index, 7.39% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index and 3.22% MSCI Emerging Markets Index.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31
Best quarter (06/30/2009): 16.89 Worst quarter (03/31/2009): (8.05) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.53

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class C will vary from returns shown for Class C.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Legg Mason Target Retirement Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.93%
Since inception	rr_AverageAnnualReturnSinceInception	2.11%
Legg Mason Target Retirement Fund | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.21%
Since inception	rr_AverageAnnualReturnSinceInception	(0.75%)
Legg Mason Target Retirement Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.54%
Since inception	rr_AverageAnnualReturnSinceInception	6.74%
Legg Mason Target Retirement Fund | Target Retirement Fund Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.84%
Since inception	rr_AverageAnnualReturnSinceInception	6.65%

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ( $250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2011